UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            July 13, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: 160,180 (x$1000)

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

ISSUER	 ISSUER DSC     CUSIP        VALUE  SH/  SHS or  PT/ INV   OTH	      VTNG AUTH
        			    ($1000) PR   PR AM   CL  DIS   MGR     SL     SH    NO
ISHRS TR   RUSL1000G       464287614     886       19,340    SOLE NONE    19,340  0       0
ISHARES TR BRCLY TIPS BD   464287176  17,024      159,236    SOLE NONE   152,284  0   6,952
ISHRS TR   FTSE KLD400 SOC 464288570   2,694       68,143    SOLE NONE    68,143  0       0
ISHRS TR   MSCI EAFE IDX   464287465     297        6,395    SOLE NONE     6,395  0       0
ISHRS TR   MSCI EMRG MKT   464287234     355        9,525    SOLE NONE     9,525  0       0
ISHRS TR   RUSL 3000       464287689   3,080       50,432    SOLE NONE    50,432  0       0
ISHRS TR   RUSL 3000 VAL   464287663     609        8,556    SOLE NONE     8,556  0       0
SPDR TR    DJ INTL RL ETF  78463X863  26,728      857,477    SOLE NONE   837,350  0  20,127
SPDR TR    DJ REIT ETF     78464A607     593       11,631    SOLE NONE    11,631  0       0
VGD FDS    REIT ETF        922908553  41,467      891,955    SOLE NONE   864,256  0  27,699
VGD FDS    STK MKT ETF     922908769  66,446    1,264,193    SOLE NONE 1,225,015  0  39,178
